Related parties (Tables)	6 Months Ended
Jun. 30, 2023
Related parties [Abstract]
Related party receivables and payables
Details of balances with related parties as of June 30, 2023 and December 31, 2022 are as follows:

		Receivables (current)	Receivables (non- current)	Payables (current)	Payables (non- current)
Entities accounted for under the equity method:		($ in thousands)
	2023	5,009	-	-	-
Amherst Island Partnership	2022	-	-	-	-
Arroyo Netherland II B.V	2023	2,203	17,006	-	-
	2022	1,097	17,006	-	-
Akuo Atlantica PMGD Holding S.P.A	2023	-	8,147	-	-
	2022	-	504	-	-
Colombian portfolio of renewable energy entities	2023	59	8,937	22	102
	2022	-	-	-	-
Other	2023	-	154	-	-
	2022	127	-	-	-

Non controlling interest:
Algonquin	2023	12	-	4,850	-
	2022	-	-	4,762	-
JGC Corporation	2023	-	-	-	4,792
	2022	-	-	-	6,088
	2023	-	-	6,522	-
Algerian Energy Company, SPA	2022	-	-	-	-
Other	2023	40	-	34	10
	2022	-	-	21	-

Other related parties:
	2023	918	-	-	-
Atlantica´s partner in Colombia (Note 7)	2022	-	-	-	-
Total	2023	8,241	34,244	11,428	4,904
	2022	1,224	17,510	4,783	6,088

Related party transactions
The profit and loss impact of transactions carried out by entities included in these Consolidated Condensed Interim Financial Statements with related parties, for the six-month periods ended June 30, 2023 and 2022 have been as follows:

		Financial income	Financial expense
Entities accounted for under the equity method:		($ in thousands)
Arroyo Netherland II B.V	2023	1,106	-
	2022	676	-
Akuo Atlantica PMGD Holding	2023	205	-
	2022	-	-
Non controlling interest:

Other	2023	7	(158)
	2022	7	(126)
Total	2023	1,318	(158)
	2022	683	(126)